Investment Strategy - Invesco Stablecoin Reserves Onchain Fund	Oct. 21, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]
The Fund invests in liquid, high quality, U.S. dollar denominated eligible reserve assets which payment stablecoin issuers are permitted to maintain under the Guiding and Establishing National Innovation for U.S. Stablecoins Act (“GENIUS Act”) and any regulations adopted thereunder. These eligible reserve assets include cash, U.S. Treasury bills, notes and bonds (“U.S. Treasury Obligations”) with a remaining maturity of 93 days or less or issued with a maturity of 93 days or less and overnight repurchase agreements collateralized by U.S. Treasury Obligations and/or cash as permitted by applicable legislation. Shares of the Fund are primarily intended to serve as reserves backing outstanding payment stablecoins. The Fund does not invest in stablecoins or in stablecoin issuers.
The Fund is a Government Money Market Fund, as defined by Rule 2a-7 under the Investment Company Act of 1940, as amended (Rule 2a-7), that seeks to maintain a stable price of $1.00 per share by using the amortized cost method to value portfolio securities and rounding the share value to the nearest cent. The Fund invests at least 99.5% of its total assets in cash, government securities and repurchase agreements collateralized by cash or government securities. For purposes of the Fund’s investment policies, government securities generally means any securities issued or guaranteed as to principal or interest by the United States, or by a person controlled or supervised by and acting as an instrumentality of the government of the United States. The Fund considers repurchase agreements with the Federal Reserve Bank of New York to be government securities for purposes of the Fund’s investment policies.
The Fund invests in conformity with U.S. Securities and Exchange Commission (SEC) rules and regulation requirements for money market funds for the quality, maturity, diversification and liquidity of investments.
In selecting securities for the Fund’s portfolio, the portfolio managers focus on securities that offer safety, liquidity, and a competitive yield.
The portfolio managers normally hold portfolio securities to maturity, but may sell a security when they deem it advisable, such as when market or credit factors materially change.
Use of Blockchain
The Fund's sub-transfer agent, Superstate Services LLC, (“Superstate” or the “Sub-Transfer Agent”), maintains the official record of ownership of Fund shares through a blockchain-integrated recordkeeping system, consisting of records maintained by Superstate in book-entry (off-chain) form together with corresponding digital representations of Fund shares recorded on one or more public blockchains that are used by the Fund’s investors. Superstate is subject to oversight by the Fund's transfer agent, Invesco Investment Services, Inc. (“IIS”). Superstate’s use of blockchain technology enables investors to submit transaction instructions (hereinafter referred to as “requests”) with respect to Fund shares using blockchain technology.
Ownership and transfer of the Fund’s shares will be authenticated and recorded as a token on a permissionless, public blockchain (a “Designated Blockchain”) (i.e., “onchain”). As of the date of this Prospectus, the Designated Blockchains is Ethereum and in the future may include other supported networks, subject to eligibility and other requirements that the Adviser, Superstate or Fund may impose. Such additional Designated Blockchains would be disclosed to Fund shareholders. Records of ownership of Fund shares (not including personally identifiable information) will be viewable on the Designated Blockchain. Such blockchain records, together with an off-chain register associating wallet addresses with shareholder personal identifying information, will constitute the official shareholder register of the Fund and, in the absence of a technical failure of either of those systems, conclusively govern the record ownership of the shares. The blockchain-integrated recordkeeping system remains in the full and complete control of IIS through Superstate, who are responsible for maintaining the accuracy of such records.
A blockchain is a distributed, open ledger that digitally records transactions in a verifiable manner using cryptography. A distributed ledger is a database in which data is stored in a decentralized manner. Cryptography is a method of storing and transmitting data in a particular form so that only those for whom it is intended can read and process it. A blockchain stores transaction data in “blocks” that are linked together to form a “chain”, and hence the name blockchain. Transactions on the blockchain are verified and authenticated by computers on the network. The process of authenticating a transaction before it is recorded ensures that only valid and authorized transactions are permanently recorded as “blocks” on the blockchain.
In order to facilitate the use of blockchain technology, a potential shareholder must have a blockchain wallet. Investors may, for their convenience and in their sole discretion, elect to use their own wallet if it is registered with Superstate. Each account, or “wallet,” is made up of at least two components: a public address and a private key. A private key controls the transfer or “spending” from its associated public address. A “wallet” is a collection of public addresses and their associated private key(s) and is used to facilitate sending digital or tokenized assets on a particular blockchain. Any blockchain wallet addresses for each Designated Blockchain that may hold Fund shares will be added to the list of addresses eligible to hold Fund shares (the “Allowlist”) associated with current shareholders and Allowlist participants. Each shareholder is responsible for their own blockchain wallet.
Superstate's investor portal is a two-way interface accessed through secure log-in between the shareholders and Allowlist participants and Superstate (“Investor Portal”) in which holdings can be viewed and prospective shareholder information can be provided, updated and reaffirmed. Prospective shareholders and Allowlist participants shall be responsible for ensuring all information provided within the Investor Portal is accurate and complete and access to the Investor Portal is limited to those authorized by the Fund shareholders and Allowlist participants. In the event of unauthorized actions occurring through the Investor Portal such actions must be disputed by the prospective shareholder and subject to the Adviser's discretion may be reversed.
The term “digital assets” as used herein refers to native crypto assets of blockchains or protocols running on top of blockchains and the term “tokenized assets” as used herein refers to the creation of a digital representation of a traditional asset, such as the Fund's shares, on the blockchain or the issuance of such an asset directly on the blockchain. Investors will be responsible for holding the private key associated with their wallets, which is essential for authenticating and authorizing transactions on the applicable blockchain. An investor may choose to hold the private key in their own self-hosted wallet service or use a third-party wallet service that holds the private key. In the event a private key is stolen, there is the possibility that a third party could transfer the shares and obtain the proceeds from the transfer, potentially leading to irreversible shareholder losses.
Superstate utilizes a permissioned system that operates on top of public, permissionless blockchains. The permissioned system is established through a combination of policies, procedures, and technological controls which collectively seek to ensure that the blockchain operates as an integrated recordkeeping mechanism under the oversight of Superstate and IIS. To create and maintain this permissioned structure on a public blockchain, Superstate registers and associates each blockchain wallet with relevant personal identifying information which is maintained in an off-chain registry (i.e., a separate database that is not available to the public and is used to satisfy anti-money laundering/know your customer regulations). Permission is granted only to registered wallets, sometimes referred to as whitelisting and in this case being added to the “Allowlist”, thereby restricting the ability to transact in tokenized shares to pre-approved participants. Smart contracts are deployed as part of the operational framework to enforce compliance with Superstate's policies and procedures, as applicable. Specifically, smart contracts have been developed to support functions such as transfer restrictions to prevent unauthorized transfers to or from unregistered wallets the ability to freeze tokenized shares, and the ability to burn and re-mint tokenized shares to the extent that the shareholder has lost control of the wallet. These smart contracts are designed, deployed, and maintained by Superstate. In this manner, this permissioned system seeks to prevent transactions between unknown persons or unknown blockchain wallets, even though blockchain infrastructure itself remains permissionless.
The specific validation method used by any supported network may evolve over time, and the Fund does not control or operate the underlying blockchain networks, nor is it responsible in any way for them. Before investing in Fund shares on a particular blockchain, an investor should review the validation method, features and protections of the applicable blockchain.
The maintenance of the records of Fund shares on the blockchain will not affect the Fund’s investments in securities; the Fund will continue to invest in accordance with the requirements in Rule 2a-7 and the terms of this prospectus. The Fund will not invest in native digital assets, some of which are referred to as “cryptocurrencies”.
This discussion of blockchain-related features and risks in this prospectus is intended to provide a high-level overview tailored to the Fund’s current operations and supported networks and does not purport to be a complete or exhaustive description of all risks, developments or considerations associated with distributed ledger technology, blockchain networks, smart contracts, or digital wallets. Additional information about the blockchain network used by Superstate and the risks of using this technology as described above are included later in this prospectus and in the Statement of Additional Information (SAI).